Other Current Financial Assets (Details) - Schedule of other current financial assets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current financial assets [Abstract]
Security deposits	$ 448	$ 210
Other current financial assets	$ 448	$ 210